7. RELATED PARTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Proceeds from contribution from related parties	$ 169,013	$ 308,784
Cash from accredited investors	20,000	339,950
Accrued Salaries	73,838	0
Related party receivable	(5,000)	0
KerenZhao
Cash contribution	0	98,000
Wenyi Yu
Cash contribution	$ 117,695	$ 56,106